FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Market Price Sensitivity Tests (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Equity Securities at 10 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 14,726	S/ 33,480
Equity Securities at 25 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 36,816	83,700
Equity Securities at 30 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 44,179	100,440
Participation in Mutual Funds at 10 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 62,216	108,747
Participation in Mutual Funds at 25 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 155,539	271,867
Participation in Mutual Funds at 30 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 186,647	326,241
Restricted Mutual Funds at 10 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 31,820	33,416
Restricted Mutual Funds at 25 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 79,549	83,541
Restricted Mutual Funds at 30 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 95,459	100,249
Participation in RAL Funds at 10 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 43,250	14,541
Participation in RAL Funds at 25 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 108,126	36,354
Participation in RAL Funds at 30 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 129,751	43,624
Investment Funds at 10 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 140,196	118,071
Investment Funds at 25 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 350,489	295,178
Investment Funds at 30 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 420,587	354,214
Hedge Funds at 10 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 32	29
Hedge Funds at 25 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 81	73
Hedge Funds at 30 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 97	87
Exchange Trade Funds at 10 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 3,931	2,958
Exchange Trade Funds at 25 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 9,827	7,396
Exchange Trade Funds at 30 Percent Change [Member]
Market price sensitivity tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 11,793	S/ 8,875